Employee benefits, Changes in pension plan, seniority premium and termination of employment plan (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in pension plan [Abstract]
Balance at beginning of period	$ 151,481	$ 176,606
Cost for the period	19,027	22,873
Interest income	(257)	(208)
Contributions to the plan	(7,315)	(7,617)
Benefits paid on pension plan	(2,142)	(338)
Miscellaneous	356	0
Actuarial gain or losses	(10,953)	(1,648)
Past service cost	0	(38,187)
Balance at end of period	$ 150,197	$ 151,481